Lease Liabilities	12 Months Ended
Dec. 31, 2019
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Lease Liabilities

NOTE 21  LEASE LIABILITIES

We adopted IFRS 16, “Leases” as of January 1, 2019. See Note 15 and 31 for the respective accounting policies, estimates and judgments.

	Rate of Interest (%)	2019	2018
Lease liabilities	3.35	859	12
Current portion of lease liabilities	3.06	214	8
Total		1,073	20